Note 8 - Real Estate	12 Months Ended
Dec. 31, 2013
Real Estate [Abstract]
Real Estate Disclosure [Text Block]

NOTE 8 Real Estate

A summary of real estate at December 31 is as follows:

	2013			2012
(Dollars in thousands)	Residential	Commercial & Other	Total	Residential	Commercial & Other	Total
Real estate in judgment subject to redemption	$0	0	0	501	1,055	1,556
Real estate acquired through foreclosure	0	7,520	7,520	1,421	6,540	7,961
Real estate acquired through deed in lieu of foreclosure	0	1,759	1,759	47	5,109	5,156
Real estate acquired in satisfaction of debt	0	63	63	0	79	79
	0	9,342	9,342	1,969	12,783	14,752
Allowance for losses	0	(2,444)	(2,444)	(374)	(3,783)	(4,157)
	$0	6,898	6,898	1,595	9,000	10,595